SHARE-BASED COMPENSATION, Share Options (Details)							12 Months Ended
	Dec. 30, 2021 shares	Apr. 17, 2018 Installment shares	Dec. 31, 2017 $ / shares shares	Aug. 01, 2017 $ / shares shares	May 31, 2016 $ / shares shares	Mar. 07, 2016 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 10, 2016 shares
Share-Based Compensation [Abstract]
Share-based compensation expenses | $							$ 1,128,325	$ 3,364,217	$ 4,923,509
Amended 2016 Plan [Member]
Share-Based Compensation [Abstract]
Options granted (in shares)	12,891,130
Exchange ratio	0.71563
Options converted (in shares)	9,225,271
Employees and Directors [Member] | 2016 Plan [Member]
Share-Based Compensation [Abstract]
Shares authorized (in shares)		24,624,157
Number of additional shares available for issuance (in shares)		10,484,797
Number of equal annual instalments | Installment		5
Percentage of each equal annual instalments		20.00%
Options granted (in shares)			2,580,000	6,300,000	650,000	12,169,840
Exercise price range, lower range limit (in dollars per share) | $ / shares			$ 1.6500	$ 1.6500	$ 0.2000	$ 0.2000
Exercise price range, upper range limit (in dollars per share) | $ / shares			$ 1.8792	$ 1.8792	$ 1.2092	$ 1.2092
Employees and Directors [Member] | 2016 Plan [Member] | Minimum [Member]
Share-Based Compensation [Abstract]
Options expiration period							6 years
Options contractual term							6 years
Employees and Directors [Member] | 2016 Plan [Member] | Maximum [Member]
Share-Based Compensation [Abstract]
Shares authorized (in shares)										14,139,360
Options expiration period							8 years
Options contractual term							8 years